SUBSEQUENT EVENTS (Details Narrative) - USD ($)				1 Months Ended
	Mar. 06, 2022	Mar. 04, 2022	Jan. 07, 2022	Jan. 01, 2022	Mar. 03, 2022	Mar. 01, 2022	Jan. 21, 2022	Jan. 18, 2022	Jan. 12, 2022	Dec. 31, 2021	Sep. 30, 2021	May 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 05, 2020	Apr. 07, 2020	Apr. 06, 2020	Jan. 30, 2020	Mar. 08, 2017
Common stock shares issued in exchange						2,000,000
Debt instrument, convertible, conversion price												$ 3	$ 3			$ 4.9	$ 3.326	$ 3.326	$ 3.326
Convertible Notes Payable												$ 225,000	$ 275,000		$ 125,000
Common stock shares authorized										100,000,000				100,000,000
Common stock shares issued										26,335,665	25,981,203			25,922,034
Subsequent Event [Member]
Common stock shares issued in exchange						1,000,000
Debt instrument, convertible, conversion price	$ 2
Installments for aggrement				$ 25,000
Interest rate	5.00%
Reverse stock split ratio description		1-for-3	ratio between of 1-for-2 and 1-for-3 in connection with our planned listing on Nasdaq
Convertible notes, conversion price				$ 2.585
Annual base salary				$ 175,000
Common stock acquired				200,000
Convertible Notes Payable					$ 47,500
Common stock shares authorized					23,750
Common stock shares issued			3,848,467				98,000	175,000
Common stock shares increased			5,200,000
Common stock shares issued for RSUs									50,000